Dividends - Additional Information (Details) - Interim $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	Feb. 21, 2020 HKD ($)	Feb. 21, 2020 USD ($)	Jan. 17, 2020 $ / shares	Jan. 17, 2020 $ / shares
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares per share | (per share)			$ 0.99	$ 0.127
Dividends paid, ordinary shares	$ 8,010	$ 1,030